Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets and liablities
12. Deferred tax assets and liabilities
(USD millions)	Property, plant and equipment	Intangible assets	Pensions and other benefit obligations of associates	Inventories	Tax loss carry- forwards	Other assets, provisions and accruals	Total

Gross deferred tax assets at January 1, 2019	191	1 233	1 188	3 722	273	2 175	8 782

Gross deferred tax liabilities at January 1, 2019	– 622	– 5 384	– 273	– 474		– 805	– 7 558

Net deferred tax balance at January 1, 2019	– 431	– 4 151	915	3 248	273	1 370	1 224

At January 1, 2019	– 431	– 4 151	915	3 248	273	1 370	1 224

Net deferred tax balance related to discontinued operations [1]	82	1 403	– 123	– 248	– 39	– 217	858

Credited/(charged) to income	74	605	308	– 818	– 113	298	354

Charged to equity		8			75	– 166	– 83

Charged to other comprehensive income			– 313			24	– 289

Impact of business combinations	3	– 45			21	– 26	– 47

Other movements [2]	– 10	39		– 23	31	– 12	25

Net deferred tax balance at December 31, 2019	– 282	– 2 141	787	2 159	248	1 271	2 042

Gross deferred tax assets at December 31, 2019	108	1 469	1 078	2 446	255	2 596	7 952

Gross deferred tax liabilities at December 31, 2019	– 390	– 3 610	– 291	– 287	– 7	– 1 325	– 5 910

Net deferred tax balance at December 31, 2019	– 282	– 2 141	787	2 159	248	1 271	2 042

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							43

Deferred tax assets at December 31, 2019							7 909

Deferred tax liabilities at December 31, 2019							– 5 867

Net deferred tax balance at December 31, 2019							2 042

Gross deferred tax assets at January 1, 2018	137	1 287	1 090	3 786	97	1 983	8 380

Gross deferred tax liabilities at January 1, 2018	– 613	– 2 985	– 254	– 455	– 9	– 1 003	– 5 319

Net deferred tax balance at January 1, 2018	– 476	– 1 698	836	3 331	88	980	3 061

At January 1, 2018	– 476	– 1 698	836	3 331	88	980	3 061

Net deferred tax balance related to disposal group held for sale	1	1		– 6	– 1	– 1	– 6

Credited/(charged) to income	31	378	4	– 86	– 113	368	582

Charged to equity						– 17	– 17

Charged to other comprehensive income			69			8	77

Impact of business combinations		– 2 874			298	83	– 2 493

Other movements	13	42	6	9	1	– 51	20

Net deferred tax balance at December 31, 2018	– 431	– 4 151	915	3 248	273	1 370	1 224

Gross deferred tax assets at December 31, 2018	191	1 233	1 188	3 722	273	2 175	8 782

Gross deferred tax liabilities at December 31, 2018	– 622	– 5 384	– 273	– 474		– 805	– 7 558

Net deferred tax balance at December 31, 2018	– 431	– 4 151	915	3 248	273	1 370	1 224

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							83

Deferred tax assets at December 31, 2018							8 699

Deferred tax liabilities at December 31, 2018							– 7 475

Net deferred tax balance at December 31, 2018							1 224

[1] Notes 1, 2 and 30 provide information related to discontinued operations.
[2] Includes USD 3 million net deferred tax movement related to disposal group held for sale
The following table presents deferred tax assets and deferred tax liabilities, which are expected to have an impact on current taxes payable after more than 12 months:
(USD billions)	2019	2018

Expected to have an impact on current tax payable after more than 12 months
– Deferred tax assets	4.3	3.9

– Deferred tax liabilities	5.2	6.7

For unremitted earnings retained by consolidated entities for reinvestment, no provision is made for income taxes that would be payable upon the distribution of these earnings. If these earnings were remitted, an income tax charge could result based on the tax statutes currently in effect.
(USD billions)	2019	2018

Unremitted earnings that have been retained by consolidated entities for reinvestment	61	73

Temporary differences on which no deferred tax has been provided as they are permanent in nature related to:
(USD billions)	2019	2018

Investments in subsidiaries	3	3

Goodwill from acquisitions	– 24	– 33

The gross value of tax-loss carry-forwards that have or have not been capitalized as deferred tax assets, with their expiry dates, is as follows:
(USD millions)	Not capitalized	Capitalized	2019 total

One year	14	0	14

Two years	28	0	28

Three years	28	6	34

Four years	16	46	62

Five years	127	37	164

More than five years	435	2 249	2 684

Total	648	2 338	2 986

(USD millions)	Not capitalized	Capitalized	2018 total

One year	23	4	27

Two years	14	0	14

Three years	27	12	39

Four years	65	5	70

Five years	345	36	381

More than five years	522	2 288	2 810

Total	996	2 345	3 341

(USD millions)	2019	2018	2017

Tax losses carried forward that expired	9	8	1

Deferred tax assets related to taxable losses of relevant Group entities are recognized to the extent it is considered probable that future taxable profits will be available against which such losses can be utilized in the foreseeable future.
The Basel-Stadt cantonal tax reform was approved by voters in February 2019, with parts of the reform retroactively enacted per January 1, 2019. The newly enacted tax rate resulted in a decrease of the blended cantonal and federal tax rate from 22% to 13%. This change impacts the Group’s Basel-Stadt-domiciled operating subsidiaries.
The Swiss federal tax reform was approved by voters in May 2019. The enactment of the Swiss federal tax reform requires the abolishment of the holding company tax regimes as of January 1, 2020. As a result, the holding company tax rate will increase from the current 8% to 13%, effective January 1, 2020.
The enactment of these Swiss tax reforms required a revaluation of the deferred tax assets and liabilities to the newly enacted tax rates at the date of enactment.
The following table shows the impact on the revaluation of deferred assets and liabilities in 2019, as at the respective dates of the enactment of the Swiss tax reforms:
(USD millions)	Income statement continuing operations	Equity	Total

Deferred tax asset and liability revaluation

Items previously recognized in consolidated income statement	234		234

Items previously recognized in other comprehensive income [1]		– 358	– 358

Total revaluation of deferred tax assets and liabilities	234	– 358	– 124

[1] Related to post-employment benefits
On December 22, 2017, the US enacted tax reform legislation (the Tax Cuts and Jobs Act), which – among other provisions – reduced the US corporate tax rate from 35% to 21%, effective January 1, 2018. This required a revaluation of the deferred tax assets and liabilities, and a portion of current tax payables to the newly enacted tax rates at the date of enactment.
The enacted US tax reform legislation includes a provision that requires the US parent company’s foreign subsidiaries’ unremitted earnings to be subject to an immediate toll tax on the qualifying amount of unremitted earnings (the deemed repatriated earnings). Previously, these earnings were taxable upon distribution to the US parent company. The toll tax amount owed is payable, without interest, in installments over an eight-year period through 2024. Certain of the Group’s US subsidiaries are the parent company of non-US-domiciled companies, and as a result, USD 70 million of deferred tax liabilities related to these entities’ unremitted earnings, the majority of which were recognized in 2016, were reclassified to current income tax liabilities at December 31, 2017.
The following table shows the impact on the revaluation of deferred assets and liabilities, and current income tax liabilities at December 31, 2017:
(USD millions)	Income statement continuing operations	Equity	Total

Deferred tax asset and liability revaluation

Items previously recognized in consolidated income statement [1]	– 440		– 440

Items previously recognized in other comprehensive income [2]		– 254	– 254

Items previously recognized in retained earnings [3]		– 71	– 71

Total revaluation of deferred tax assets and liabilities	– 440	– 325	– 765

Total revaluation of current tax payables [4]	– 34		– 34

Total revaluation of deferred tax assets and liabilities, and current income tax liabilities	– 474	– 325	– 799

[1] Items previously recognized in discontinued operations amounted to USD 416 million
[2] Related to post-employment benefits and available-for-sale financial investments (attributable to continuing operations USD -241 million and attributable to discontinued operations USD -13 million)
[3] Related to equity-based compensation plans (attributable to continuing operations USD -66 million and attributable to discontinued operations USD -5 million)
[4] Revaluation of current tax payable attributable to discontinued operations amounted to USD -3 million.